Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment [Abstract]
Realized gains	$ 30	$ 75	$ 93
Realized losses		(18)	(66)
Net realized gains (losses)	30	57	27
Income tax (benefit) on net realized gains (losses)	$ 7	$ 22	$ 10